Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Other Assets
Other current and non-current assets consist of the following:

Year ended December 31 (€, in millions)	2021	2022
Advance payments to Carl Zeiss SMT GmbH[1]	288.5	479.9
Prepaid expenses	374.3	678.6
Derivative financial instruments[2]	52.2	17.3
VAT receivable	136.7	201.2
Other assets	148.8	266.4
Other current assets	1,000.5	1,643.4

Advance payments to Carl Zeiss SMT GmbH[1]	694.3	620.4
Prepaid expenses	41.0	32.4
Derivative financial instruments[2]	47.3	—
Compensation plan assets	81.4	71.1
Non-current accounts receivable	8.0	—
Other assets	15.0	15.9
Other non-current assets	887.0	739.8
1.For further details on advance payments to Carl Zeiss SMT GmbH see Note 26 Related parties and variable interest entities.
2.For further details on derivative financial instruments see Note 25 Financial risk management.